Average Annual Total Returns - Advisor Class - PIMCO Global Diversified Allocation Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor Since Inception	Advisor Inception Date	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	3.99%	7.66%	5.54%	Apr. 30, 2013	13.31%	9.34%	7.66%